BASIS OF PRESENTATION AND BUSINESS OVERVIEW	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE A—BASIS OF PRESENTATION

The unaudited interim condensed consolidated financial statements of MISCOR Group, Ltd. (the “Company”) as of and for the three- and nine-months ended September 30, 2012 and October 2, 2011, have been prepared in accordance with generally accepted accounting principles for interim information and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not contain all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, in the opinion of the Company’s management, all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement have been included. The results for the three- and nine-months ended September 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012. Refer to our Annual Report on Form 10-K for the fiscal year ended December 31, 2011 for the most recent disclosure of the Company’s accounting policies.

In December 2011, the Company decided to no longer pursue selling HK Engine Components, LLC (“HKEC”) and reclassified HKEC from held-for-sale to held-and-used and from discontinued to continuing operations. HKEC engineers, repairs and remanufactures power assemblies for diesel powered engines, primarily used in locomotive and marine engines. Any depreciation related to HKEC for 2010 and 2011 was not recorded until December 2011. Accordingly, for the three - and nine-months ended October 2, 2011, there is no depreciation included in the results of operations for HKEC. Had HKEC been included as held-and-used, there would have been depreciation expense of $46 and $138 for the three- and nine-months ended October 2, 2011. Additionally, the presentation of operations for the period ended October 2, 2011, has been restated to include HKEC in continuing operations.

NOTE A—BUSINESS OVERVIEW

MISCOR Group, Ltd. (“MISCOR”), an Indiana Corporation, was organized in April 2004 as a holding company for Magnetech Industrial Services, Inc. (“MIS”) and its wholly owned subsidiary Martell Electric, LLC. In 2006, Martell Electric, LLC, became a wholly owned subsidiary of MISCOR. MISCOR, with its wholly-owned subsidiaries, is referred to as the “Company.”

MIS, an Indiana corporation, is an Industrial Services company which, through its seven operating facilities, provides maintenance and repair services to the electric motor industry, repairs and manufactures industrial lifting magnets, provides engineering and repair services for electrical power distribution systems within industrial plants and commercial facilities, provides on-site services related to all services offered by MIS, and provides custom and standardized training in the area of industrial maintenance.

Martell Electric, LLC, provided electrical contracting services to institutions and commercial businesses.

In December 2009, the Company announced its intention to divest its a) Construction and Engineering Services (“CES”) business which included Martel Electric and Ideal Consolidated, Inc., which the Company acquired in 2007; b) American Motive Power, Inc. (“AMP”) which the Company acquired in 2008; and c) HK Engine Components (“HKEC”), which the Company acquired in 2005, in order to concentrate on its core business of industrial services. Accordingly, each of these operations were reflected as discontinued operations in the accompanying financial statements.

In December 2009, the Company completed the sale of 100 percent of the outstanding shares of its AMP Canada subsidiary (See Note C, Discontinued Operations).

In February 2010, the Company completed the sale of 100 percent of the membership units of its Martell Electric subsidiary and 100 percent of the outstanding shares of its Ideal subsidiary to the Company’s Chairman and then-Chief Executive Officer and President, John A. Martell and his wife Bonnie M. Martell (See Note C, Discontinued Operations).

In March 2010, the Company completed the sale of 100 percent of the outstanding shares of its AMP subsidiary (See Note C, Discontinued Operations).

In December 2011, the Company decided to no longer pursue selling HKEC and reclassified HKEC from held-for-sale to held-and-used and from discontinued to continuing operations. HKEC engineers, repairs and remanufactures power assemblies for diesel powered engines, primarily used in the locomotive and marine engines.

The Company’s customers are primarily located throughout the United States of America. As of December 31, 2011, the Company operated from nine locations in Alabama, Indiana, Ohio, West Virginia, Maryland, and California.